Share-Based Compensation	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 11 – SHARE-BASED COMPENSATION

a)	As of June 30, 2022, 4,150,704 Ordinary Shares were authorized for issuance to employees, directors and consultants under the 2019 Equity Incentive Plan, of which 1,189,363 shares were available for future grant.

b)	The following table contains information concerning options granted under the existing equity incentive plans:

	Three months ended June 30,
	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,399,622	$5.95	1,870,485	$5.54
Granted	-	$-	310,500	$12.57
Forfeited and expired	(3,000)	$5.34	(2,685)	$7.38
Exercised	(7,625)	$6.49	(375)	$4.68
Outstanding at end of period	2,388,997	$5.95	2,177,925	$6.54
Exercisable at end of period	1,728,623	$5.10	1,404,809	$5.50

Non-vested at beginning of period	722,749	$7.67	544,163	$6.04
Granted	-	$-	310,500	$12.57
Vested	(59,375)	$(8.78)	(78,862)	$13.15
Forfeited)	(3,000)	$(5.34)	(2,685)	$7.38
Non-vested at the end of period	660,374	$7.59	773,116	$8.19

	Six months ended June 30,
	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,142,547	$6.02	1,884,420	$5.52
Granted	264,700	$5.48	310,500	$12.57
Forfeited and expired	(3,000)	$5.34	(3,185)	$6.96
Exercised	(15,250)	$6.49	(13,810)	$2.99
Outstanding at end of period	2,388,997	$5.95	2,177,925	$6.54
Exercisable at end of period	1,728,623	$5.10	1,404,809	$5.50

Non vested at beginning of period	529,082	$8.69	601,227	$5.93
Granted	264,700	$5.48	310,500	$12.57
Forfeited and expired	(3,000)	$5.34	(135,426)	$8.22
vested	(130,408)	$7.82	(3,185)	$6.96
Outstanding at end of period	660,374	$7.59	773,116	$8.19

During the three and six month periods ended June 30, 2022 and 2021, the Company recognized $509, $1,074, $603 and $778 thousand, respectively, of share-based compensation expenses related to stock options. As of June 30, 2022, the total unrecognized estimated compensation cost related to outstanding non-vested stock options was $1,780 thousand, which is expected to be recognized over a weighted average period of 1.5 years.

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life for all options outstanding at June 30, 2022:

Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$2.69	649,883	2.92	1,189,284	649,883
$3.66	250,000	7.84	214,250	180,556
$4.68	55,500	7.75	-	27,750
$5.35	231,200	9.75	-
$6.22	634,177	5.00	-	620,879
$6.49	15,250	0.03	-	-
$8.19	150,000	7.38	-	75,000
$8.23	20,000	9.39	-	-
$8.30	15,000	9.10	-	-
$9.02	40,500	8.38	-	10,125
$10.12	12,126	6.43	-	9,700
$12.21	2,421	6.74	-	1,816
$12.23	250,000	8.91	-	111,111
$14.00	60,500	8.82	-	40,333
$21.40	1,940	7.07	-	970
$90.16	500	2.42	-	500
	2,388,997		$1,403,534	1,728,623

d)	The following table contains information concerning restricted stock units granted under the existing equity incentive plans:

	Three months ended June 30,
	2022		2021
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	184,787	$10.02	48,375	$14.67
Granted	-	$-	13,750	$10.28
Vested	(3,437)	$10.28	-	$-
Forfeited	-	-	(2,000)	$14.67
Nonvested at end of period	181,350	$10.02	60,125	$13.67

	Six months ended June 30,
	2022		2021
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	229,331	$10.08	-	$-
Granted	-	$-	62,125	$13.7
Vested	(47,981)	$10.29	-	$-
Forfeited	-	$-	(2,000)	$14.67
Nonvested at end of period	181,350	$10.02	60,125	$13.67

The Company estimates the fair value of restricted stock units based on the closing sales price of the Ordinary Shares on the date of grant (or the closing bid price, if no sales were reported). For the three and six month periods ended June 30, 2022 and 2021, the Company recognized $188, $411, $49 and $64 thousand, respectively, of share-based compensation expense related to restricted stock units. Total share-based compensation expense related to restricted stock units not yet recognized as of June 30, 2022 was $889 thousand, which is expected to be recognized over a weighted average period of 1.5 years.

e)	The following table summarizes share-based compensation expenses related to grants under the existing equity incentive plans included in the statements of operations:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2022	2021	2022	2021
Research & development	$119	$358	$509	$446
General & administrative	578	294	976	396
Total	$697	$652	$1,485	$842